PSF PGIM HIGH YIELD BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 97.5%
Asset-Backed Securities — 3.0%
Collateralized Loan Obligations
BlueMountain CLO Ltd. (Cayman Islands),
Series 2018-22A, Class A1, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
6.656%(c)	07/15/31	2,350	$2,351,284
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-05A, Class A1RR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
6.659%(c)	01/20/32	4,982	4,981,650
CIFC Funding Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 0.000%)
6.619%(c)	04/20/31	2,377	2,379,915
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
6.756%(c)	01/15/31	1,625	1,625,495
KKR Static CLO Ltd. (Cayman Islands),
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.220% (Cap N/A, Floor 2.220%)
7.538%(c)	10/20/31	1,531	1,532,178
Race Point CLO Ltd. (Cayman Islands),
Series 2013-08A, Class AR2, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 1.040%)
6.621%(c)	02/20/30	2,886	2,885,700

Total Asset-Backed Securities (cost $15,551,936)			15,756,222
Corporate Bonds — 83.0%
Advertising — 0.2%
CMG Media Corp.,
Gtd. Notes, 144A
8.875%	12/15/27(a)	1,725	1,133,632
Aerospace & Defense — 2.5%
Boeing Co. (The),
Sr. Unsec’d. Notes
5.805%	05/01/50	2,100	1,986,168
5.930%	05/01/60	725	679,061
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28(a)	975	959,156
7.125%	06/15/26(a)	893	905,279
7.250%	07/01/31	470	470,386
7.500%	02/01/29(a)	1,671	1,721,130
7.875%	04/15/27(a)	2,871	2,871,000
8.750%	11/15/30(a)	860	918,050
TransDigm, Inc.,
Gtd. Notes
4.625%	01/15/29	400	371,294
5.500%	11/15/27	775	758,680
Sr. Sec’d. Notes, 144A
6.375%	03/01/29	990	993,025
6.625%	03/01/32	750	757,713
			13,390,942
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Agriculture — 0.2%
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	1,425	$1,320,129
Airlines — 0.9%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	02/15/28(a)	300	304,491
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26	94	93,068
5.750%	04/20/29	1,125	1,103,591
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	01/20/26	245	229,688
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	640	618,916
4.625%	04/15/29	440	409,330
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A
6.375%	02/01/30	650	477,483
7.875%	05/01/27	1,265	1,070,127
9.500%	06/01/28	595	505,988
			4,812,682
Apparel — 0.3%
Kontoor Brands, Inc.,
Gtd. Notes, 144A
4.125%	11/15/29	500	449,793
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29(a)	1,650	1,325,499
			1,775,292
Auto Manufacturers — 0.8%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	145	120,123
7.400%	11/01/46	550	598,933
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.375%	11/13/25	800	769,861
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
7.750%	10/15/25	750	755,662
JB Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A
8.750%	12/15/31	485	502,328
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A (original cost $1,523,000; purchased 09/21/20 - 03/14/24)(f)
9.500%	10/01/28	1,475	1,507,447
			4,254,354
A1

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Parts & Equipment — 1.1%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26	1,225	$1,194,375
Sr. Sec’d. Notes, 144A
7.000%	04/15/28	350	356,562
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/26	622	616,293
6.500%	04/01/27(a)	625	622,641
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25	237	235,519
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30(a)	475	419,696
4.500%	02/15/32(a)	125	107,816
5.375%	11/15/27	175	171,351
5.625%	06/15/28(a)	50	48,788
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29	200	201,947
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28	1,575	1,436,909
Titan International, Inc.,
Sr. Sec’d. Notes
7.000%	04/30/28	600	592,235
			6,004,132
Banks — 0.7%
Citigroup, Inc.,
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)	1,125	1,062,048
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/27	625	605,858
7.625%	05/01/26	600	598,299
12.000%	10/01/28	100	108,977
12.250%	10/01/30	350	384,361
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A
4.198%(ff)	06/01/32	975	813,747
			3,573,290
Building Materials — 1.7%
Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	08/01/28(a)	550	564,423
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A
6.125%	01/15/29	875	780,740
Eco Material Technologies, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	01/31/27	830	842,998
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials (cont’d.)
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28	425	$416,399
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25	300	293,369
Knife River Corp.,
Sr. Unsec’d. Notes, 144A
7.750%	05/01/31	250	262,051
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30	275	242,000
5.375%	02/01/28	200	199,730
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC,
Sr. Sec’d. Notes, 144A
6.750%	04/01/32	425	426,788
MIWD Holdco II LLC/MIWD Finance Corp.,
Gtd. Notes, 144A
5.500%	02/01/30(a)	710	653,685
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28	1,198	1,171,112
8.875%	11/15/31	505	539,594
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	01/15/31(a)	400	335,399
4.375%	07/15/30	975	875,602
4.750%	01/15/28	525	500,954
5.000%	02/15/27	690	669,405
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
7.250%	01/15/31	165	171,437
			8,945,686
Chemicals — 1.6%
Ashland, Inc.,
Sr. Unsec’d. Notes
6.875%	05/15/43	1,705	1,757,771
ASP Unifrax Holdings, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	09/30/28	250	161,347
Sr. Unsec’d. Notes, 144A
7.500%	09/30/29	225	124,427
Chemours Co. (The),
Gtd. Notes
5.375%	05/15/27	280	268,433
Gtd. Notes, 144A
4.625%	11/15/29(a)	445	384,049
Consolidated Energy Finance SA (Switzerland),
Gtd. Notes, 144A
12.000%	02/15/31	280	292,600
Cornerstone Chemical Co.,
Sr. Sec’d. Notes, 144A
15.000%	12/06/28^	471	470,537

A2

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	265	$263,012
5.250%	06/01/27	406	382,026
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A
4.250%	10/01/28	500	452,960
9.750%	11/15/28(a)	825	879,571
Rain Carbon, Inc.,
Sr. Sec’d. Notes, 144A
12.250%	09/01/29(a)	400	415,524
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
7.250%	04/01/25	30	29,438
SK Invictus Intermediate II Sarl,
Sr. Sec’d. Notes, 144A
5.000%	10/30/29(a)	965	858,377
SNF Group SACA (France),
Sr. Unsec’d. Notes, 144A
3.375%	03/15/30	425	367,625
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
13.000%	12/16/27	678	692,548
Tronox, Inc.,
Gtd. Notes, 144A
4.625%	03/15/29(a)	420	376,411
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A
7.375%	03/01/31(a)	150	152,198
			8,328,854
Coal — 0.2%
Conuma Resources Ltd. (Canada),
Sr. Sec’d. Notes, 144A
13.125%	05/01/28	588	590,081
Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
10.750%	05/15/26	323	335,426
			925,507
Commercial Services — 4.6%
Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	03/01/28	715	684,847
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26	641	640,611
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29(a)	1,625	1,398,274
9.750%	07/15/27(a)	2,200	2,205,743
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28	1,060	964,992
4.625%	06/01/28	1,065	963,825
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
5.625%	04/15/26	375	$367,341
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29(a)	900	810,347
4.625%	10/01/27(a)	575	546,782
APi Group DE, Inc.,
Gtd. Notes, 144A
4.750%	10/15/29	250	230,061
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
4.750%	04/01/28(a)	550	508,873
5.750%	07/15/27	220	212,953
5.750%	07/15/27(a)	575	554,049
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31	400	418,855
Gartner, Inc.,
Gtd. Notes, 144A
3.625%	06/15/29	325	294,411
3.750%	10/01/30	225	201,627
Hertz Corp. (The),
Gtd. Notes, 144A
4.625%	12/01/26(a)	300	272,639
5.000%	12/01/29(a)	425	328,635
Mavis Tire Express Services Topco Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/29	2,575	2,451,864
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A
5.500%	09/01/28(a)	1,675	1,424,211
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A
5.500%	04/15/29(a)	975	923,074
Service Corp. International,
Sr. Unsec’d. Notes
3.375%	08/15/30	625	541,896
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	450	392,186
4.000%	07/15/30	100	90,912
4.875%	01/15/28(a)	3,500	3,403,811
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31	250	215,708
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	08/15/26	2,860	2,869,852
VT Topco, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	08/15/30	325	342,947
			24,261,326

A3

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Computers — 0.9%
CA Magnum Holdings (India),
Sr. Sec’d. Notes, 144A
5.375%	10/31/26	200	$192,000
McAfee Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	02/15/30	1,760	1,623,836
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29	1,155	1,235,204
NCR Voyix Corp.,
Gtd. Notes, 144A
5.000%	10/01/28	125	116,594
5.125%	04/15/29(a)	935	866,835
5.250%	10/01/30(a)	680	616,375
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A
5.750%	06/01/25	300	299,276
			4,950,120
Distribution/Wholesale — 0.6%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28	2,100	1,922,553
Ritchie Bros Holdings, Inc. (Canada),
Gtd. Notes, 144A
7.750%	03/15/31	400	417,318
Sr. Sec’d. Notes, 144A
6.750%	03/15/28	125	127,187
Windsor Holdings III LLC,
Sr. Sec’d. Notes, 144A
8.500%	06/15/30	700	735,088
			3,202,146
Diversified Financial Services — 3.7%
Bread Financial Holdings, Inc.,
Gtd. Notes, 144A
9.750%	03/15/29(a)	1,200	1,247,868
Encore Capital Group, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	04/01/29	215	220,411
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A
9.250%	02/01/29	125	127,899
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A
8.000%	02/15/27	400	412,000
Sr. Unsec’d. Notes, 144A
6.875%	04/15/29	150	150,563
8.000%	06/15/28	250	260,313
goeasy Ltd. (Canada),
Gtd. Notes, 144A
4.375%	05/01/26	400	383,000
9.250%	12/01/28	230	243,225
Sr. Unsec’d. Notes, 144A
7.625%	07/01/29	25	25,000
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	08/15/28	1,250	$1,149,886
LD Holdings Group LLC,
Gtd. Notes, 144A
6.125%	04/01/28(a)	775	642,675
LFS Topco LLC,
Gtd. Notes, 144A
5.875%	10/15/26	850	789,141
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A
6.400%	03/26/29	175	177,742
6.500%	03/26/31	330	335,851
8.125%	03/30/29	825	871,406
8.375%	05/01/28	75	79,500
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30	1,725	1,565,517
5.500%	08/15/28	175	167,328
5.750%	11/15/31	1,320	1,218,274
6.000%	01/15/27(a)	510	503,653
Navient Corp.,
Sr. Unsec’d. Notes
5.500%	03/15/29(a)	700	650,638
6.750%	06/25/25	375	377,533
9.375%	07/25/30	775	828,812
OneMain Finance Corp.,
Gtd. Notes
4.000%	09/15/30(a)	425	363,838
6.625%	01/15/28(a)	450	451,155
7.125%	03/15/26	2,250	2,290,216
7.875%	03/15/30(a)	495	511,634
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29	425	387,422
5.375%	10/15/25(a)	1,200	1,186,144
5.750%	09/15/31	350	325,006
7.875%	12/15/29	250	256,937
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A
3.875%	03/01/31(a)	675	588,365
4.000%	10/15/33(a)	750	635,995
			19,424,947
Electric — 4.2%
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	2,732	2,530,350
5.000%	02/01/31	1,750	1,609,759
5.125%	03/15/28(a)	4,900	4,700,046
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders,
Sub. Notes, 144A, Cash coupon 13.000%
13.000%	06/01/24	522	287,214

A4

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28	750	$745,891
6.625%	01/15/27	442	442,610
Gtd. Notes, 144A
3.375%	02/15/29(a)	300	266,830
3.625%	02/15/31	950	820,170
3.875%	02/15/32(a)	1,275	1,093,970
5.250%	06/15/29	625	599,435
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)	925	989,118
PG&E Corp.,
Sr. Sec’d. Notes
5.250%	07/01/30	555	528,999
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)	1,675	1,659,088
8.000%(ff)	10/15/26(oo)	975	993,648
Vistra Operations Co. LLC,
Gtd. Notes, 144A
4.375%	05/01/29(a)	1,200	1,112,090
5.000%	07/31/27	1,565	1,516,440
5.500%	09/01/26	1,050	1,034,087
5.625%	02/15/27(a)	1,708	1,681,687
			22,611,432
Electrical Components & Equipment — 0.7%
Energizer Holdings, Inc.,
Gtd. Notes, 144A
4.375%	03/31/29(a)	1,275	1,142,279
4.750%	06/15/28(a)	225	208,667
EnerSys,
Gtd. Notes, 144A
6.625%	01/15/32	140	141,173
WESCO Distribution, Inc.,
Gtd. Notes, 144A
6.375%	03/15/29	390	394,098
6.625%	03/15/32	295	299,891
7.125%	06/15/25(a)	450	450,579
7.250%	06/15/28(a)	835	852,554
			3,489,241
Electronics — 0.2%
Likewize Corp.,
Sr. Sec’d. Notes, 144A
9.750%	10/15/25	1,060	1,077,039
Engineering & Construction — 0.1%
Brand Industrial Services, Inc.,
Sr. Sec’d. Notes, 144A
10.375%	08/01/30	300	324,614
TopBuild Corp.,
Gtd. Notes, 144A
3.625%	03/15/29	500	454,669
			779,283
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment — 2.9%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29(a)	1,800	$1,644,837
Sr. Sec’d. Notes, 144A
6.500%	02/15/32(a)	1,045	1,055,247
7.000%	02/15/30	1,625	1,668,203
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/26	450	449,408
Churchill Downs, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	04/01/30	500	482,375
Everi Holdings, Inc.,
Gtd. Notes, 144A
5.000%	07/15/29(a)	100	98,967
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26	1,550	1,551,541
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
4.125%	04/15/26	750	725,625
6.250%	01/15/27	450	451,688
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29	750	727,035
6.750%	02/15/29	550	529,348
Light & Wonder International, Inc.,
Gtd. Notes, 144A
7.500%	09/01/31(a)	100	104,052
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
4.875%	05/01/29	850	786,833
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
4.125%	07/01/29(a)	900	778,370
5.625%	01/15/27(a)	1,775	1,717,638
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31(a)	925	677,885
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	03/01/30(a)	800	773,621
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29(a)	1,020	966,839
7.125%	02/15/31	415	429,603
			15,619,115
Environmental Control — 0.5%
Covanta Holding Corp.,
Gtd. Notes
5.000%	09/01/30	375	330,299
Gtd. Notes, 144A
4.875%	12/01/29	765	686,528

A5

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Environmental Control (cont’d.)
GFL Environmental, Inc.,
Gtd. Notes, 144A
4.000%	08/01/28	175	$160,811
4.375%	08/15/29(a)	1,000	918,437
4.750%	06/15/29	225	210,938
Sr. Sec’d. Notes, 144A
6.750%	01/15/31	480	492,000
			2,799,013
Foods — 1.6%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	03/15/29	725	650,493
B&G Foods, Inc.,
Gtd. Notes
5.250%	04/01/25	601	597,987
5.250%	09/15/27(a)	2,210	2,066,515
Sr. Sec’d. Notes, 144A
8.000%	09/15/28(a)	500	521,280
C&S Group Enterprises LLC,
Gtd. Notes, 144A
5.000%	12/15/28	200	160,139
Chobani LLC/Chobani Finance Corp., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	11/15/28	25	23,314
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes
5.500%	01/15/30	950	934,143
Pilgrim’s Pride Corp.,
Gtd. Notes
3.500%	03/01/32	300	254,433
4.250%	04/15/31	650	586,323
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30(a)	1,435	1,317,172
5.500%	12/15/29	400	386,419
Sr. Sec’d. Notes, 144A
6.250%	02/15/32	315	317,196
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31(a)	675	607,238
			8,422,652
Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25	675	675,512
5.750%	05/20/27	330	322,840
5.875%	08/20/26	493	492,096
			1,490,448
Healthcare-Products — 1.0%
Embecta Corp.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/30	525	428,364
6.750%	02/15/30	150	130,490
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29(a)	4,650	$4,232,639
Medline Borrower LP/Medline Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	04/01/29	440	441,984
			5,233,477
Healthcare-Services — 4.0%
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	2,875	2,405,421
4.625%	06/01/30	3,000	2,685,299
HCA, Inc.,
Gtd. Notes
7.050%	12/01/27	1,750	1,836,005
7.500%	11/06/33	650	728,326
Gtd. Notes, MTN
7.750%	07/15/36	400	457,163
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A
4.375%	02/15/27(a)	500	476,179
LifePoint Health, Inc.,
Gtd. Notes, 144A
5.375%	01/15/29(a)	2,575	2,116,153
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	11/01/25	1,600	1,596,166
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A
9.750%	12/01/26(a)	1,700	1,703,167
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29	2,050	1,904,647
4.375%	01/15/30	2,900	2,681,590
Sr. Unsec’d. Notes
6.875%	11/15/31(a)	2,350	2,454,635
			21,044,751
Home Builders — 4.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	08/01/29(a)	900	830,308
4.625%	04/01/30	800	729,845
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27	1,300	1,283,564
7.250%	10/15/29(a)	1,775	1,796,383
Sr. Unsec’d. Notes, 144A
7.500%	03/15/31	465	469,715
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30	1,625	1,450,313
6.250%	09/15/27(a)	625	609,375

A6

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Builders (cont’d.)
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29	900	$812,250
Century Communities, Inc.,
Gtd. Notes, 144A
3.875%	08/15/29	275	247,624
Empire Communities Corp. (Canada),
Sr. Unsec’d. Notes, 144A
7.000%	12/15/25	275	275,000
Forestar Group, Inc.,
Gtd. Notes, 144A
3.850%	05/15/26	350	334,277
5.000%	03/01/28	1,300	1,251,075
KB Home,
Gtd. Notes
4.000%	06/15/31(a)	425	376,796
4.800%	11/15/29	1,500	1,430,629
Landsea Homes Corp.,
Sr. Unsec’d. Notes, 144A
8.875%	04/01/29	810	805,669
M/I Homes, Inc.,
Gtd. Notes
3.950%	02/15/30	325	292,341
4.950%	02/01/28	450	428,823
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30	1,625	1,466,563
5.250%	12/15/27	1,000	967,500
New Home Co., Inc. (The),
Sr. Unsec’d. Notes, 144A
9.250%	10/01/29	365	366,489
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes
4.750%	02/15/28	1,075	1,022,200
4.750%	04/01/29	700	657,362
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
8.750%	02/15/29	480	492,379
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27(a)	1,000	999,863
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30(a)	1,367	1,306,547
Tri Pointe Homes, Inc.,
Gtd. Notes
5.700%	06/15/28(a)	1,090	1,072,133
			21,775,023
Home Furnishings — 0.0%
Tempur Sealy International, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29	175	158,978
Household Products/Wares — 0.4%
ACCO Brands Corp.,
Gtd. Notes, 144A
4.250%	03/15/29(a)	1,250	1,125,016
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Household Products/Wares (cont’d.)
Central Garden & Pet Co.,
Gtd. Notes, 144A
4.125%	04/30/31	50	$44,132
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada),
Gtd. Notes, 144A
7.000%	12/31/27(a)	825	818,812
Sr. Sec’d. Notes, 144A
5.000%	12/31/26	150	146,625
			2,134,585
Housewares — 0.7%
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.000%	04/01/31(a)	1,950	1,679,872
4.375%	02/01/32(a)	975	840,954
SWF Escrow Issuer Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29(a)	1,900	1,403,833
			3,924,659
Insurance — 0.4%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.250%	02/01/29	1,235	1,241,516
AssuredPartners, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/29	325	299,355
7.500%	02/15/32	85	83,521
BroadStreet Partners, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	04/15/29	800	740,539
			2,364,931
Internet — 0.6%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A
3.875%	09/15/27	875	785,289
Sr. Unsec’d. Notes, 144A
5.625%	09/15/28	820	685,860
Gen Digital, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	04/15/25	1,150	1,143,506
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A
3.500%	03/01/29	400	360,811
			2,975,466
Iron/Steel — 0.5%
ATI, Inc.,
Sr. Unsec’d. Notes
7.250%	08/15/30	370	383,323
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	01/31/29	863	869,175

A7

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Iron/Steel (cont’d.)
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.750%	04/15/30(a)	750	$753,045
Commercial Metals Co.,
Sr. Unsec’d. Notes
4.125%	01/15/30	100	91,932
4.375%	03/15/32	225	202,290
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
9.250%	10/01/28	525	552,961
			2,852,726
Leisure Time — 3.8%
Amer Sports Co. (Finland),
Sr. Sec’d. Notes, 144A
6.750%	02/16/31(a)	540	535,850
Carnival Corp.,
Gtd. Notes, 144A
5.750%	03/01/27	3,050	3,020,110
6.000%	05/01/29(a)	1,875	1,842,281
Sr. Sec’d. Notes, 144A
4.000%	08/01/28	375	347,453
Lindblad Expeditions Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	05/15/28	950	1,003,828
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26	1,375	1,357,524
Sr. Sec’d. Notes, 144A
5.875%	02/15/27	125	123,438
8.125%	01/15/29	225	237,548
8.375%	02/01/28	925	974,709
Sr. Unsec’d. Notes, 144A
7.750%	02/15/29(a)	1,300	1,352,000
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28(a)	1,450	1,431,875
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A
7.250%	01/15/30	725	752,427
9.250%	01/15/29	525	560,648
Sr. Sec’d. Notes, 144A
8.250%	01/15/29	400	423,080
Sr. Unsec’d. Notes
3.700%	03/15/28(a)	400	372,276
Sr. Unsec’d. Notes, 144A
5.375%	07/15/27	150	147,870
5.500%	08/31/26	275	271,398
5.500%	04/01/28	950	938,001
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27	1,350	1,319,625
Sr. Unsec’d. Notes, 144A
9.125%	07/15/31	925	1,009,526
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Leisure Time (cont’d.)
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A
5.625%	02/15/29(a)	850	$826,625
Vista Outdoor, Inc.,
Gtd. Notes, 144A
4.500%	03/15/29(a)	250	250,433
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28	1,000	961,250
			20,059,775
Lodging — 1.8%
Boyd Gaming Corp.,
Gtd. Notes, 144A
4.750%	06/15/31	300	275,923
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32(a)	925	797,026
4.000%	05/01/31	150	134,292
5.875%	04/01/29	480	480,724
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26	425	415,473
4.750%	10/15/28(a)	2,000	1,901,705
5.500%	04/15/27(a)	600	595,036
5.750%	06/15/25	25	24,972
6.500%	04/15/32	580	578,532
6.750%	05/01/25	280	279,911
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
5.875%	05/15/25	650	647,020
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.125%	12/15/29(a)	675	614,672
5.500%	01/15/26	450	436,919
5.625%	08/26/28(a)	2,700	2,556,563
			9,738,768
Machinery-Construction & Mining — 0.1%
Terex Corp.,
Gtd. Notes, 144A
5.000%	05/15/29(a)	600	566,617
Machinery-Diversified — 0.5%
Chart Industries, Inc.,
Gtd. Notes, 144A
9.500%	01/01/31(a)	420	457,334
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	725	753,009
GrafTech Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	12/15/28(a)	725	466,359
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28	875	948,701

A8

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Machinery-Diversified (cont’d.)
TK Elevator US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A
5.250%	07/15/27	224	$216,160
			2,841,563
Media — 6.0%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.000%	01/15/28(a)	275	225,500
5.750%	08/15/29	1,075	857,312
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32(a)	2,340	1,879,702
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31	2,900	2,360,422
4.500%	06/01/33	290	226,323
4.750%	03/01/30(a)	2,375	2,037,241
5.000%	02/01/28(a)	1,480	1,378,168
5.125%	05/01/27	825	785,842
5.375%	06/01/29(a)	25	22,885
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31	1,190	807,462
4.125%	12/01/30	575	408,847
5.375%	02/01/28(a)	890	765,517
5.500%	04/15/27(a)	225	201,294
6.500%	02/01/29	400	340,000
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30	2,875	1,460,558
5.000%	11/15/31	310	157,032
5.750%	01/15/30	2,725	1,441,678
7.500%	04/01/28	200	134,518
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $5,052,669; purchased 07/18/19 - 06/03/22)(f)
6.625%	08/15/27(d)	6,605	187,974
Sec’d. Notes, 144A (original cost $2,812,977; purchased 07/18/19 - 08/30/22)(f)
5.375%	08/15/26(d)	6,440	181,969
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29	1,965	823,388
7.375%	07/01/28	950	452,685
7.750%	07/01/26	4,150	2,773,813
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27	1,850	1,889,754
Gray Television, Inc.,
Gtd. Notes, 144A
5.875%	07/15/26	1,920	1,870,327
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
5.375%	08/15/27	450	427,799
News Corp.,
Sr. Unsec’d. Notes, 144A
3.875%	05/15/29(a)	250	229,070
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Nexstar Media, Inc.,
Gtd. Notes, 144A
5.625%	07/15/27	255	$244,829
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	09/15/26	505	401,667
Sr. Unsec’d. Notes, 144A
6.500%	09/15/28	3,515	1,667,329
Sinclair Television Group, Inc.,
Gtd. Notes, 144A
5.125%	02/15/27	1,095	1,003,285
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	05/01/29(a)	520	464,370
6.625%	06/01/27	1,275	1,248,015
8.000%	08/15/28	1,080	1,100,624
VZ Secured Financing BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.000%	01/15/32	1,475	1,266,656
			31,723,855
Metal Fabricate/Hardware — 0.1%
Roller Bearing Co. of America, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	10/15/29(a)	475	435,198
Mining — 1.6%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
7.125%	03/15/31	215	218,629
Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A
8.000%	10/01/30	250	262,429
Unsec’d. Notes, 144A
11.500%	10/01/31	485	540,038
Constellium SE,
Gtd. Notes, 144A
5.875%	02/15/26	400	397,000
Eldorado Gold Corp. (Turkey),
Sr. Unsec’d. Notes, 144A
6.250%	09/01/29(a)	1,075	1,023,938
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
6.875%	10/15/27	850	809,200
8.625%	06/01/31(a)	625	606,253
Sec’d. Notes, 144A
9.375%	03/01/29	280	290,466
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28	700	703,042
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A
4.500%	04/01/26	525	507,938
6.125%	04/01/29(a)	1,270	1,255,712
New Gold, Inc. (Canada),
Gtd. Notes, 144A
7.500%	07/15/27	1,375	1,378,149

A9

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Novelis Corp.,
Gtd. Notes, 144A
3.875%	08/15/31(a)	625	$537,091
4.750%	01/30/30(a)	50	46,118
			8,576,003
Miscellaneous Manufacturing — 0.3%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	425	418,868
Sr. Unsec’d. Notes, 144A
4.625%	05/15/30	570	520,214
Trinity Industries, Inc.,
Gtd. Notes, 144A
7.750%	07/15/28	475	487,724
			1,426,806
Oil & Gas — 6.9%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.250%	02/15/26	500	506,040
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes
7.875%	12/15/24(d)	5,200	520
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30(a)	1,500	1,440,981
7.625%	02/01/29	128	131,565
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26	1,150	1,152,852
9.000%	11/01/27	676	852,367
Sr. Unsec’d. Notes, 144A
8.250%	12/31/28(a)	957	982,944
Athabasca Oil Corp. (Canada),
Sec’d. Notes, 144A
9.750%	11/01/26	1,468	1,550,575
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.500%	02/01/26	300	297,990
5.875%	02/01/29(a)	1,050	1,040,704
6.750%	04/15/29	275	278,232
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25	1,525	1,523,420
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28	775	815,252
8.625%	11/01/30(a)	500	536,768
CNX Resources Corp.,
Gtd. Notes, 144A
7.250%	03/01/32(a)	355	361,198
Comstock Resources, Inc.,
Gtd. Notes, 144A
5.875%	01/15/30(a)	450	407,545
6.750%	03/01/29(a)	825	786,734
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Crescent Energy Finance LLC,
Gtd. Notes, 144A
9.250%	02/15/28(a)	815	$860,872
Sr. Unsec’d. Notes, 144A
7.625%	04/01/32	480	483,984
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	05/01/29	131	129,461
5.625%	10/15/25	300	299,120
Diamond Foreign Asset Co./Diamond Finance LLC,
Sec’d. Notes, 144A
8.500%	10/01/30	275	288,975
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28	1,150	1,158,845
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29	275	268,217
6.000%	04/15/30(a)	1,315	1,286,608
6.000%	02/01/31	900	877,110
6.250%	11/01/28	1,475	1,473,787
6.250%	04/15/32	435	429,251
8.375%	11/01/33	300	324,706
Matador Resources Co.,
Sr. Unsec’d. Notes, 144A
6.500%	04/15/32	585	586,021
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29	300	294,000
Nabors Industries Ltd.,
Gtd. Notes, 144A
7.250%	01/15/26	590	585,575
7.500%	01/15/28(a)	1,225	1,145,375
Nabors Industries, Inc.,
Gtd. Notes, 144A
7.375%	05/15/27	250	249,544
9.125%	01/31/30(a)	1,375	1,429,964
Noble Finance II LLC,
Gtd. Notes, 144A
8.000%	04/15/30	225	234,386
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
7.875%	09/15/31	100	113,391
Parkland Corp. (Canada),
Gtd. Notes, 144A
4.500%	10/01/29(a)	650	601,250
4.625%	05/01/30(a)	1,275	1,175,167
Permian Resources Operating LLC,
Gtd. Notes, 144A
7.000%	01/15/32	770	798,238
8.000%	04/15/27	275	283,362
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A
6.875%	01/15/29	900	894,375
7.125%	01/15/26	182	181,773

A10

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	475	$471,454
Gtd. Notes, 144A
4.750%	02/15/30(a)	219	204,231
SilverBow Resources, Inc.,
Sec’d. Notes, 144A, 3 Month SOFR + 7.750%
13.079%(c)	12/15/28	655	646,977
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32	1,625	1,496,038
5.375%	02/01/29	125	121,482
5.375%	03/15/30(a)	1,575	1,517,331
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
4.500%	05/15/29(a)	450	419,005
4.500%	04/30/30	1,175	1,077,757
5.875%	03/15/28	100	99,249
Transocean, Inc.,
Gtd. Notes, 144A
7.250%	11/01/25	175	173,696
7.500%	01/15/26	650	645,125
8.000%	02/01/27	225	222,469
Valaris Ltd.,
Sec’d. Notes, 144A
8.375%	04/30/30	300	309,837
Vital Energy, Inc.,
Gtd. Notes
9.750%	10/15/30(a)	225	245,944
			36,769,639
Packaging & Containers — 2.0%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	06/30/27	1,307	427,879
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A
4.125%	08/15/26(a)	400	363,000
Graham Packaging Co., Inc.,
Gtd. Notes, 144A
7.125%	08/15/28(a)	755	684,896
Graphic Packaging International LLC,
Gtd. Notes
4.125%	08/15/24	300	297,454
Gtd. Notes, 144A
3.500%	03/01/29	50	44,968
Intelligent Packaging Holdco Issuer LP (Canada),
Sr. Unsec’d. Notes, 144A, Cash coupon 9.000% or PIK 9.750%
9.000%	01/15/26	425	397,375
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A
6.000%	09/15/28	960	907,200
Iris Holding, Inc.,
Sr. Unsec’d. Notes, 144A
10.000%	12/15/28(a)	800	721,281
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
LABL, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	11/01/28(a)	525	$483,785
6.750%	07/15/26	190	187,566
9.500%	11/01/28	225	227,833
Sr. Unsec’d. Notes, 144A
8.250%	11/01/29	975	834,402
10.500%	07/15/27(a)	950	942,331
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A
7.875%	08/15/26(a)	550	560,460
OI European Group BV,
Gtd. Notes, 144A
4.750%	02/15/30	225	206,438
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
6.375%	08/15/25	200	201,035
6.625%	05/13/27(a)	170	170,070
7.250%	05/15/31	350	356,291
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28(a)	600	560,142
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28	125	125,361
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A
12.750%	12/31/28	1,395	1,488,985
TriMas Corp.,
Gtd. Notes, 144A
4.125%	04/15/29	325	295,184
			10,483,936
Pharmaceuticals — 2.2%
AdaptHealth LLC,
Gtd. Notes, 144A
4.625%	08/01/29	750	644,809
5.125%	03/01/30(a)	1,100	959,393
6.125%	08/01/28(a)	920	863,845
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	1,550	701,375
5.000%	02/15/29	1,600	672,000
5.250%	01/30/30	750	307,500
5.250%	02/15/31	1,250	512,500
6.250%	02/15/29	6,510	2,783,025
7.000%	01/15/28	250	110,000
9.000%	12/15/25	500	472,500
Jazz Securities DAC,
Sr. Sec’d. Notes, 144A
4.375%	01/15/29(a)	350	324,873
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	225	209,605
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)	2,725	2,413,296

A11

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A
7.750%	11/15/25(a)	700	$583,974
			11,558,695
Pipelines — 3.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29(a)	600	577,132
5.750%	01/15/28	1,825	1,796,187
6.625%	02/01/32	275	276,176
7.875%	05/15/26	200	203,965
Cheniere Energy Partners LP,
Gtd. Notes
4.000%	03/01/31	900	817,629
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes
4.625%	10/15/28	1,420	1,376,980
CNX Midstream Partners LP,
Gtd. Notes, 144A
4.750%	04/15/30	50	44,520
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.450%	11/03/36	200	209,153
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	625	612,353
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
5.500%	07/15/28	50	49,312
Sr. Unsec’d. Notes, 144A
6.000%	07/01/25	101	101,062
6.500%	07/01/27(a)	790	797,624
7.500%	06/01/27	175	179,414
7.500%	06/01/30(a)	375	400,893
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
6.875%	01/15/29	400	397,469
7.000%	08/01/27	525	526,245
Gtd. Notes, 144A
8.250%	01/15/32(a)	350	363,130
Howard Midstream Energy Partners LLC,
Sr. Unsec’d. Notes, 144A
8.875%	07/15/28	225	237,819
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/40	2,069	2,030,331
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28	1,600	1,542,542
6.000%	12/31/30	515	489,032
6.000%	09/01/31	275	256,368
Sr. Unsec’d. Notes, 144A
7.375%	02/15/29	395	397,255
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	840	$756,217
4.125%	08/15/31	240	213,731
6.250%	01/15/30	275	276,853
Venture Global LNG, Inc.,
Sr. Sec’d. Notes, 144A
9.500%	02/01/29	2,150	2,317,763
9.875%	02/01/32(a)	2,275	2,452,590
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30	575	535,601
5.500%	08/15/48	300	265,363
			20,500,709
Real Estate — 1.1%
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
10.500%(cc)	01/15/28(a)	1,424	1,468,008
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
7.750%	09/01/30(a)	225	235,556
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.125%	02/01/29	625	561,870
4.375%	02/01/31(a)	1,000	867,931
5.375%	08/01/28	895	859,450
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	04/15/29	1,900	1,735,967
			5,728,782
Real Estate Investment Trusts (REITs) — 1.8%
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31(a)	550	410,431
9.750%	06/15/25	62	62,022
Sr. Unsec’d. Notes
4.750%	02/15/28(a)	2,325	1,876,297
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31(a)	950	658,558
5.000%	10/15/27(a)	1,225	1,034,064
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A
7.500%	06/01/25(a)	1,435	1,438,690
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
4.500%	02/15/29(a)	375	350,089
6.500%	04/01/32	505	506,447
Sabra Health Care LP,
Gtd. Notes
5.125%	08/15/26	300	297,516

A12

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29	555	$491,888
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
7.250%	04/01/29	455	458,571
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.500%	01/15/28	1,175	1,125,989
4.625%	12/01/29	1,175	1,110,682
			9,821,244
Retail — 4.2%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
4.000%	10/15/30	2,050	1,822,429
Arko Corp.,
Gtd. Notes, 144A
5.125%	11/15/29(a)	525	435,222
BCPE Ulysses Intermediate, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%
7.750%	04/01/27	225	222,739
Beacon Roofing Supply, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	08/01/30	125	126,910
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24	125	124,201
8.250%	07/15/30	1,000	1,053,465
Carrols Restaurant Group, Inc.,
Gtd. Notes, 144A
5.875%	07/01/29	300	304,162
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
12.000%	11/30/28	1,075	1,140,844
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes, 144A (original cost $139,125; purchased 08/02/22 - 08/04/22)(f)
5.375%	04/01/26	150	146,748
Sr. Unsec’d. Notes, 144A (original cost $292,975; purchased 08/02/22 - 08/15/22)(f)
5.875%	04/01/29	330	314,609
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A
6.750%	01/15/30(a)	2,575	2,311,292
Sr. Sec’d. Notes, 144A
4.625%	01/15/29	350	321,264
Foundation Building Materials, Inc.,
Gtd. Notes, 144A
6.000%	03/01/29	1,300	1,196,340
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29	800	700,825
3.875%	10/01/31(a)	675	570,917
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
LBM Acquisition LLC,
Gtd. Notes, 144A
6.250%	01/15/29(a)	1,300	$1,219,105
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/29(a)	2,025	1,860,897
8.250%	08/01/31	835	872,858
Park River Holdings, Inc.,
Gtd. Notes, 144A
5.625%	02/01/29	1,620	1,379,561
Sr. Unsec’d. Notes, 144A
6.750%	08/01/29	225	200,123
Patrick Industries, Inc.,
Gtd. Notes, 144A
4.750%	05/01/29(a)	300	280,084
7.500%	10/15/27	500	504,756
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32(a)	960	952,578
SRS Distribution, Inc.,
Gtd. Notes, 144A
6.000%	12/01/29(a)	925	944,516
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/27	275	271,221
Sr. Unsec’d. Notes, 144A
5.000%	06/01/31	1,450	1,321,080
Superior Plus LP/Superior General Partner, Inc. (Canada),
Gtd. Notes, 144A
4.500%	03/15/29(a)	1,200	1,104,000
White Cap Buyer LLC,
Sr. Unsec’d. Notes, 144A
6.875%	10/15/28	675	662,259
			22,365,005
Software — 0.5%
Black Knight InfoServ LLC,
Gtd. Notes, 144A
3.625%	09/01/28	1,660	1,569,527
Boxer Parent Co., Inc.,
Sr. Sec’d. Notes, 144A
7.125%	10/02/25	300	300,121
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A
4.875%	07/01/29(a)	950	878,833
			2,748,481
Telecommunications — 3.6%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
8.125%	02/01/27	1,150	897,000
Connect Finco Sarl/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	10/01/26	800	784,000

A13

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1A14, 144A (original cost $90,458; purchased 11/14/23)(f)
0.000%	12/31/30^	81	$95,588
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $39; purchased 11/14/23)(f)
0.000%	12/31/30^	387	—
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $11,208; purchased 11/14/23)(f)
0.000%	12/31/30^	5	2,206
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $48; purchased 11/14/23)(f)
0.000%	12/31/30^	480	—
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $2,178,173; purchased 01/29/24 - 01/30/24)(f)
10.500%	05/25/27	2,358	2,317,011
Digicel MidCo Ltd./DIFL US II LLC (Jamaica),
Sr. Unsec’d. Notes, PIK 10.500% (original cost $663,289; purchased 01/30/24)(f)
10.500%	11/25/28	1,028	823,085
Frontier Communications Holdings LLC,
Sr. Sec’d. Notes, 144A
5.000%	05/01/28(a)	825	765,867
5.875%	10/15/27	450	435,563
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
6.500%	10/15/26	475	468,872
7.000%	10/15/28(a)	400	394,700
Intelsat Jackson Holdings SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.500%	03/15/30	2,255	2,093,249
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
4.000%	04/15/31	145	86,793
4.500%	04/01/30	460	289,047
4.875%	06/15/29	655	437,213
Sr. Sec’d. Notes, 144A
10.500%	04/15/29	400	412,205
10.500%	05/15/30	640	660,666
11.000%	11/15/29	2,323	2,419,877
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	430	457,730
8.750%	03/15/32	731	885,687
Sprint LLC,
Gtd. Notes
7.625%	02/15/25	885	896,009
7.625%	03/01/26	500	516,331
Viasat, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	09/15/25	2,830	2,757,918
			18,896,617
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation — 0.4%
GN Bondco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	1,475	$1,473,169
RXO, Inc.,
Gtd. Notes, 144A
7.500%	11/15/27	325	333,670
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31	125	128,326
7.125%	02/01/32(a)	400	411,709
			2,346,874

Total Corporate Bonds (cost $475,699,089)			441,644,425
Floating Rate and Other Loans — 3.1%
Auto Parts & Equipment — 0.1%
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%
10.169%(c)	11/17/28	592	551,487
Chemicals — 0.5%
Consolidated Energy Finance SA (Switzerland),
2024 Incremental Term Loan, 1 Month SOFR + 4.500%
9.827%(c)	11/15/30	1,175	1,132,406
Iris Holdings Ltd.,
Initial Term Loan, 3 Month SOFR + 4.850%
10.163%(c)	06/28/28	712	680,009
Venator Finance Sarl,
Initial First-Out Term Loan, 1 Month SOFR + 8.000%
15.314%(c)	12/31/25^	292	292,484
Term Loan, 3 Month SOFR + 10.000%
15.326%(c)	10/12/28	735	727,998
			2,832,897
Computers — 0.1%
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.850%
9.176%(c)	03/01/29	331	330,378
Electric — 0.0%
Heritage Power LLC,
Initial Term Loan, 3 Month SOFR + 4.850%
10.163%(c)	07/20/28	205	194,741
Holding Companies-Diversified — 0.1%
Clue OpCo LLC,
Term B Loan, 1 Month SOFR + 4.500%
9.827%(c)	12/19/30	372	365,634
Housewares — 0.1%
SWF Holdings I Corp.,
Initial Term Loan, 1 Month SOFR + 4.114%
9.445%(c)	10/06/28	774	709,222
Insurance — 0.2%
Acrisure LLC,
2021-1 Additional Term Loan, 1 Month LIBOR + 3.750%
9.195%(c)	02/15/27	495	494,181

A14

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and Other Loans (continued)
Insurance (cont’d.)
Asurion LLC,
New B-4 Term Loan, 1 Month SOFR + 5.364%
10.692%(c)	01/20/29	865	$770,211
			1,264,392
Media — 0.8%
Altice Financing SA (Luxembourg),
2022 Dollar Loan, 3 Month SOFR + 5.000%
10.314%(c)	10/28/27	600	561,750
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%
9.825%(c)	01/18/28	981	942,155
Diamond Sports Group LLC,
Dip Term Loan
10.000%	12/02/24	898	1,463,954
First Lien Term Loan, 1 Month SOFR + 10.100%
15.426%(c)	05/25/26	146	138,447
Second Lien Term Loan
8.175%	08/24/26	2,226	58,982
Radiate Holdco LLC,
Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%
8.695%(c)	09/25/26	705	586,347
Univision Communications, Inc.,
2021 Replacement Term Loan, 1 Month SOFR + 3.364%
8.695%(c)	03/15/26	465	465,281
			4,216,916
Retail — 0.1%
Great Outdoors Group LLC,
Term B-2 Loan, 1 Month SOFR + 3.864%
9.195%(c)	03/06/28	358	357,897
Software — 0.6%
Boxer Parent Co., Inc.,
2028 Extended Dollar Term Loan, 1 Month SOFR + 4.250%
9.580%(c)	12/29/28	696	699,597
Cotiviti, Inc.,
Term Loan, 1 Month SOFR + 3.500%
8.577%(c)	03/31/31	1,200	1,200,500
Skillsoft Finance II, Inc.,
Initial Term Loan, 1 Month SOFR + 5.364%
10.693%(c)	07/14/28	1,152	1,024,143
			2,924,240
Telecommunications — 0.5%
Connect Finco SARL (United Kingdom),
Term Loan
—%(p)	09/27/29	1,401	1,375,923
Digicel International Finance, Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 6.750%
12.063%(c)	05/29/27	101	96,540
Level 3 Financing, Inc.,
Term Loan, 1 Month SOFR + 6.560%
11.875%(c)	04/16/29^	155	153,342
11.875%(c)	04/15/30^	155	153,559
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Floating Rate and Other Loans (continued)
Telecommunications (cont’d.)
Lumen Technologies, Inc.,
Additional Second Lien Loan Facility
—%(p)	06/01/28	EUR	43	$39,587
Term B-1 Loan, 1 Month SOFR + 2.464%
7.793%(c)	04/15/29		13	9,293
Term B-2 Loan, 1 Month SOFR + 2.464%
7.793%(c)	04/15/30^		13	9,485
Xplornet Communications, Inc. (Canada),
First Lien Refinancing Term Loan, 3 Month SOFR + 4.262%
9.571%(c)	10/02/28		1,630	736,857
Initial Term Loan - Second Lien, 3 Month SOFR + 7.262%
12.564%(c)	10/01/29		735	147,000
				2,721,586

Total Floating Rate and Other Loans (cost $17,754,401)				16,469,390
Residential Mortgage-Backed Securities — 0.0%
Adjustable Rate Mortgage Trust,
Series 2005-07, Class 1A1
4.904%(cc)	10/25/35		4	2,754
Alternative Loan Trust,
Series 2005-43, Class 4A3
4.009%(cc)	10/25/35		2	1,236
Series 2006-HY13, Class 4A1
4.774%(cc)	02/25/37		1	1,126
Series 2006-OA09, Class 2A1A, 1 Month SOFR + 0.324% (Cap N/A, Floor 0.210%)
5.653%(c)	07/20/46		2	1,531
American Home Mortgage Assets Trust,
Series 2006-04, Class 1A12, 1 Month SOFR + 0.324% (Cap N/A, Floor 0.324%)
5.654%(c)	10/25/46		14	7,293
Banc of America Funding Trust,
Series 2006-B, Class 2A1
4.453%(cc)	03/20/36		3	2,122
Citigroup Mortgage Loan Trust,
Series 2007-10, Class 22AA
4.496%(cc)	09/25/37		6	5,268
HarborView Mortgage Loan Trust,
Series 2006-05, Class 2A1A, 1 Month SOFR + 0.474% (Cap N/A, Floor 0.360%)
5.801%(c)	07/19/46		4	2,125
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR12, Class A1, 1 Month SOFR + 0.494% (Cap N/A, Floor 0.380%)
5.824%(c)	09/25/46		3	2,522
JPMorgan Mortgage Trust,
Series 2007-S03, Class 1A96
6.000%	08/25/37		10	4,511
MASTR Adjustable Rate Mortgages Trust,
Series 2006-OA01, Class 1A1, 1 Month SOFR + 0.324% (Cap N/A, Floor 0.210%)
5.654%(c)	04/25/46		1	1,143
Residential Accredit Loans Trust,
Series 2006-QA02, Class 3A1
6.360%(cc)	02/25/36		8	6,821

A15

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Residential Asset Securitization Trust,
Series 2007-A05, Class 2A3
6.000%	05/25/37	2	$1,241
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2007-HY01, Class 2A3
4.250%(cc)	02/25/37	1	1,225
Series 2007-HY01, Class 4A1
4.196%(cc)	02/25/37	2	1,789

Total Residential Mortgage-Backed Securities (cost $50,949)			42,707
U.S. Treasury Obligations — 5.7%
U.S. Treasury Notes
2.750%	04/30/27	1,854	1,765,935
3.000%	07/31/24	9,849	9,772,055
3.875%	11/30/27(k)	5,000	4,920,312
4.125%	07/31/28(k)	10,000	9,940,625
4.250%	01/31/26	4,250	4,216,963

Total U.S. Treasury Obligations (cost $30,801,073)			30,615,890

	Shares
Common Stocks — 2.0%
Chemicals — 0.8%
Cornerstone Chemical Co.*^	26,744	508,136
TPC Group, Inc.*^	49,934	1,473,053
Venator Materials PLC (original cost $3,574,374; purchased 06/29/17 - 10/19/23)*(f)	2,264	2,021,195
		4,002,384
Electric Utilities — 0.0%
GenOn Energy Holdings, Inc. (Class A Stock)*^	11,836	213,048
Keycon Power Holdings LLC*^	2,150	—
		213,048
Gas Utilities — 0.5%
Ferrellgas Partners LP (Class B Stock) (original cost $3,601,855; purchased 01/30/17 - 04/08/20)(f)	13,116	2,538,132
Independent Power & Renewable Electricity Producers — 0.1%
Vistra Corp.	8,313	579,001
Oil, Gas & Consumable Fuels — 0.2%
Chesapeake Energy Corp.(a)	7,184	638,155
Heritage Power LLC*^	28,339	481,763
Heritage Power LLC*^	1,246	21,182
Heritage Power LLC*^	32,615	16,307
		1,157,407
	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services — 0.4%
Digicel International Finance Ltd. (Jamaica) (original cost $320,265; purchased 01/29/24 - 02/08/24)*^(f)	264,007	$567,615
Intelsat Emergence SA (Luxembourg)*	52,851	1,420,371
		1,987,986

Total Common Stocks (cost $9,797,472)		10,477,958
Preferred Stocks — 0.7%
Capital Markets — 0.1%
Goldman Sachs Group, Inc. (The), Series K, 6.375%(c), 3 Month SOFR + 3.812%, Maturing 05/10/24(oo)	11,850	301,819
Electronic Equipment, Instruments & Components — 0.5%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31 (original cost $2,850,000; purchased 03/29/21)^(f)	2,850	2,850,000
Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd. (Jamaica) (original cost $570,750; purchased 01/26/24 - 01/29/24)*^(f)	68,199	695,180

Total Preferred Stocks (cost $3,631,500)		3,846,999

Total Long-Term Investments (cost $553,286,420)		518,853,591
Short-Term Investments — 25.9%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wb)	10,989,833	10,989,833
PGIM Institutional Money Market Fund (7-day effective yield 5.664%) (cost $126,518,999; includes $125,937,048 of cash collateral for securities on loan)(b)(wb)	126,628,958	126,565,643

Total Short-Term Investments (cost $137,508,832)		137,555,476

TOTAL INVESTMENTS—123.4% (cost $690,795,252)		656,409,067

Liabilities in excess of other assets(z) — (23.4)%		(124,455,439)

Net Assets — 100.0%		$531,953,628

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BNP	BNP Paribas S.A.
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation

A16

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
DAC	Designated Activity Company
DIP	Debtor-In-Possession
GSI	Goldman Sachs International
iBoxx	Bond Market Indices
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MASTR	Morgan Stanley Structured Asset Security
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
OTC	Over-the-counter
PIK	Payment-in-Kind
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
T	Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $8,003,485 and 1.5% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $123,737,668; cash collateral of $125,937,048 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $23,681,205. The aggregate value of $14,248,759 is 2.7% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
118	2 Year U.S. Treasury Notes	Jun. 2024	$24,129,156	$(30,258)
146	5 Year U.S. Treasury Notes	Jun. 2024	15,624,282	26,032
116	10 Year U.S. Treasury Notes	Jun. 2024	12,852,438	52,698
27	20 Year U.S. Treasury Bonds	Jun. 2024	3,251,813	57,219
13	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	1,677,000	34,567
				$140,258
Credit default swap agreements outstanding at March 31, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2024(4)	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.41.V2	12/20/28	5.000%(Q)	1,980	3.116%	$97,473	$149,069	$51,596
CDX.NA.HY.42.V1	06/20/29	5.000%(Q)	1,250	3.289%	85,820	92,186	6,366
					$183,293	$241,255	$57,962
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
A17

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at March 31, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.340%	GSI	06/20/24	(2,243)	$(67,838)	$—	$(67,838)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.340%	MSI	09/20/24	(7,550)	(234,019)	—	(234,019)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.340%	BNP	09/20/24	(5,759)	(139,969)	—	(139,969)
					$(441,826)	$—	$(441,826)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A18